UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 E. Cook Ave

Libertyville, Illinois  60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 E. Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2009

(Unaudited)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities are represented as a percentage of net assets.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value
COMMON STOCKS - 86.44%

Agriculture Chemicals - 1.05%
19,100	Mosaic Co.	$ 918,137

Aircraft - 1.06%
17,000	Boeing Co.	920,550

Bottled & Canned Soft Drinks - 1.55%
63,000	Coca Cola Enterprises, Inc.	1,348,830

Canned, Frozen & Preserved Fruit - 2.87%
62,880	Heinz H.J. Co.	2,499,480

Cigarettes - 2.08%
37,150	Philip Morris International, Inc.	1,810,691

Computer & Office Equipment - 3.15%
58,100	Hewlett-Packard Co.	2,742,901

Crude Petroleum & Natural Gas - 1.82%
13,400	Anadarko Petroleum Co.	840,582
8,950	EOG Resources, Inc.	747,415
		1,587,997
Electric Services - 3.78%
54,900	American Electric Power Co, Inc.	1,701,351
46,060	Dominion Resources, Inc.	1,589,070
		3,290,421
Electronic & Other Electrical - 1.98%
54,800	Public Service Enterprise Group, Inc.	1,722,912

Fire, Marine & Casualty Insurance - 5.08%
59,600	Allstate Corp. *	1,824,952
52,900	Travelers Companies, Inc.	2,604,267
		4,429,219

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

Food And Kindred Products - 2.68%
88,892	Kraft Foods, Inc.	$2,335,193

Gas & Other Services Combined - 1.08%
18,900	Sempra Energy	941,409

Gold & Silver Ores - 1.36%
26,900	Newmont Mining Corp.	1,184,138

Hospital & Medical Service Plans - 3.14%
25,000	Humana, Inc. *	932,500
72,200	Unitedhealth Group, Inc.	1,807,888
		2,740,388
Insurance Agents & Brokers - 1.87%
40,000	Aon Corp.	1,627,600

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 1.10%
13,200	V.F. Corp.	956,076

Miscellaneous Industrial & Commercial Machinery and Equipment - 0.97%
15,000	Eaton Corp.	848,850

National Commercial Banks - 2.85%
20,000	State Street Corp.	1,052,000
65,400	US Bancorp	1,429,644
		2,481,644
Natural Gas Transmission - 0.52%
43,500	El Paso Corp.	448,920

Petroleum Refining - 6.16%
36,300	Chevron Corp.	2,556,609
37,900	Conocophillips	1,711,564
56,700	Valero Energy Corp.	1,099,413
		5,367,586

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

Pharmaceutical Preparations - 13.66%
110,200	Bristol Myers Squibb Co.	2,481,704
40,300	Johnson & Johnson	2,453,867
52,800	Lilly, Eli & Co.	1,743,984
58,060	Pfizer, Inc.	960,893
81,500	Schering-Plough Corp.	2,302,375
40,340	Wyeth *	1,959,717
		11,902,540
Public Building & Related Furniture - 0.99%
33,700	Johnson Controls, Inc.	861,372

Retail-Department Stores - 1.32%
20,100	Kohls Corp. *	1,146,705

Retail-Eating Places - 1.76%
26,900	McDonalds Corp.	1,535,183

Retail-Variety Stores - 3.34%
27,400	Target Corp.	1,279,032
33,300	Wal-Mart Stores, Inc.	1,634,697
		2,913,729
Services-Prepackaged Software - 7.79%
100,900	Microsoft Corp.	2,595,148
100,900	Oracle Corp.	2,102,756
126,800	Symantec Corp. *	2,088,396
		6,786,300
Ship & Boat Building & Repairing - 2.70%
36,500	General Dynamics Corp.	2,357,900

Surgical & Medical Instruments - 3.17%
37,500	3M Co.	2,767,500

Telephone Communications - 2.76%
89,400	American Telephone & Telegraph, Inc.	2,414,694

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

Tobacco Products - 2.80%
137,450	Altria Group, Inc.	2,447,985

TOTAL FOR COMMON STOCKS (Cost $65,361,318) - 86.44%		75,336,850

PUT OPTIONS

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
20,000	October 2009 Put @ 480.00	110,000
15,000	October 2009 Put @ 460.00	31,500
10,000	October 2009 Put @ 470.00	34,000

	TOTAL (Premiums Paid $288,825) - 0.20%	175,500

SHORT TERM INVESTMENTS - 12.70%
11,064,515	Fidelity Institutional Treasury 0.12% ** (Cost $11,064,515)	11,064,515

TOTAL INVESTMENTS (Cost $79,216,100) - 99.34%		86,576,865

OTHER ASSETS LESS LIABILITIES - 0.66%		578,330

NET ASSETS - 100.00%		$87,155,195

** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $79,216,100)	$86,576,865
Cash	467,346
Receivables:
Dividends and Interest	201,521
Total Assets	87,245,732
Liabilities:
Accrued Management Fees	62,541
Other Accrued Fees	10,522
Accrued Distribution Fees	17,474
Total Liabilities	90,537
Net Assets	$87,155,195

Net Assets Consist of:
Paid In Capital	$82,433,749
Accumulated Undistributed Net Investment Income	944,186
Accumulated Realized Loss on Investments	(3,583,505)
Unrealized Appreciation in Value of Investments	7,360,765
Net Assets, for 6,830,645 Shares Outstanding	$87,155,195

Class I:
Net Assets	$ 639,240

Shares outstanding (250,000,000 shares authorized with $.001 par value)	56,973

Net asset value, offering price, and redemption price per share	$ 11.22

Class N:
Net Assets	$86,515,955

Shares outstanding (250,000,000 shares authorized with $.001 par value)	7,724,198

Net asset value, offering price, and redemption price per share	$ 11.20

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2009 (UNAUDITED)

Investment Income:
Dividends	$1,036,768
Interest	8,186
Total Investment Income	1,044,954

Expenses:
Advisory Fees (Note 2)	346,458
Distribution (12b-1) Fees (Class N)	97,164
Other Accrued Fees (Class I - $63; Class N - $58,298)	58,361
Total Expenses	501,983

Net Investment Income	542,971

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	36,952
Options	(700,525)
(663,573)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	16,003,304
Options	(113,125)
15,890,179

Net Realized and Unrealized Gain (Loss) on Investments and Options	15,226,606

Net Increase in Net Assets Resulting from Operations	$15,769,577

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2009	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$542,971	$546,745
Net Realized Gain (Loss) on Investments and Options	(663,573)	139,897
Unrealized Appreciation (Depreciation) on Investments	15,890,179	(8,675,656)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,769,577	(7,989,014)

Distributions to Shareholders: (Note 6)
Net Investment Income	-	(151,287)
Realized Gains	-	(2,826,529)
Total Distributions Paid to Shareholders	-	(2,977,816)

Capital Share Transactions (Class I - $627,767; Class N - $8,778,242) (Note 5)	9,406,009	71,019,239

Total Increase	25,175,586	60,052,409

Net Assets:
Beginning of Period	61,979,609	1,927,200

End of Period (Including Undistributed Net Investment Income of $944,186 and $401,215, respectively)	$87,155,195	$61,979,609

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

CLASS I
(Unaudited)
Period
Ended
9/30/2009

Net Asset Value, at Beginning of Period	$ 10.31

Income From Investment Operations:
Net Investment Income *	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.84
Total from Investment Operations	0.91

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Year	$ 11.22

Total Return **	8.83%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 639
Ratio of Expenses to Average Net Assets	0.99%
Ratio of Net Investment Income to Average Net Assets	2.13%
Portfolio Turnover	15.89%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Selected data for a share of capital stock outstanding throughout the period:

	CLASS N
	(Unaudited)
	Six Months
	Ended	For the Years Ended March 31,
	9/30/2009	2009	2008	2007	2006	2005

Net Asset Value, at Beginning of Period	$ 9.07	$10.67	$11.60	$11.26	$10.91	$10.01
Income From Investment Operations:
Net Investment Income *	0.07	0.20	0.15	0.16	0.12	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	2.06	(1.09)	(0.82)	0.25	0.30	2.21
Total from Investment Operations	2.13	(0.89)	(0.67)	0.41	0.42	2.32
Distributions:
Net Investment Income	-	(0.04)	(0.26)	(0.07)	(0.07)	(1.42)
Realized Gains	-	(0.67)	-	-	-	-
Total from Distributions	-	(0.71)	(0.26)	(0.07)	(0.07)	(1.42)

Net Asset Value, at End of Year	$11.20	$ 9.07	$10.67	$11.60	$11.26	$ 10.91

Total Return **	23.48%	(8.67)%	(5.77)%	3.65%	3.81%	23.18%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$86,516	$61,980	$1,927	$3,657	$3,025	$ 378
Ratio of Expenses to Average Net Assets
Before Waivers	1.29%	1.35%	1.35%	1.35%	1.35%	1.37%
After Waivers	1.29%	1.35%	1.35%	1.35%	1.35%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.39%	2.02%	1.34%	1.43%	1.07%	1.97%
Portfolio Turnover	15.89%	269.29%	78.22%	64.98%	24.04%	243.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

1.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Forester Value Fund currently offers two classes of shares, Class I shares and Class N shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors. Manually priced securities held by the Fund (if any) are reviewed by the Board of Directors on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors. Manually priced securities held by the Fund (if any) are reviewed by the Board of Directors on a quarterly basis. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$75,336,850	$0	$0	$75,336,850
Options	175,500	0	0	175,500
Cash Equivalents	11,064,515	0	0	11,064,515
Total	$86,576,865	$0	$0	$86,576,865

The Fund did not hold any Level 3 assets during the six months ended September 30, 2009. For more detail on the investments in common stocks please refer to the Schedule of Investments.

The Fund adopted FASB Codifaction Topic regarding Derivative Instruments and Hedging Activities effective March 1, 2009. The Topic requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended September 30, 2009.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Subsequent Events – Management has evaluated subsequent events through November 27, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

2.) TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY AGREEMENT

Investment Advisory Agreement - For the six months ended September 30, 2009, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   Prior to April 1, 2009, the Advisor received a management fee of 1.35% annually based upon the average daily net assets of the Fund. Effective April 1, 2009 the Advisor received a management fee of 0.89% of the Funds average daily net assets for Class I and Class N. Class I commenced investment operations June 7, 2009. For the six months ended September 30, 2009 the Fund paid the Advisor a management fee of $556 for Class I and $345,902 for Class N.  The Fund owes the Advisor $62,541 as of September 30, 2009. The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I and 0.15% for Class N. For the six months ended June 30, 2009 the Fund paid the Advisor a fee of $63 for Class I and $58,298 for Class N.  The Fund owes the Advisor $10,522 as of September 30, 2009.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N shares of the Fund.  This expense is limited to 1/4 of 1% of Class N average net assets.   For the six months ended September 30, 2009, the Fund paid $97,164.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

3.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2009, purchases and sales of investment securities other than short-term investments aggregated $13,181,445 and $10,716,955 respectively.

4.) PUT & CALL OPTIONS PURCHASED

As of March 31, 2009 the Fund had no put or call options.

Transactions in call and put options purchased during the six months ended September 30, 2009 were as follows:

	Number of	Number of
	Contracts	Paid
Options outstanding at March 31, 2009	0	$ 0
Options purchased	1,400	1,045,750
Options written	-	-
Options exercised	-	-
Options expired	(550)	(502,825)
Options terminated in closing purchase transaction	(400)	(254,100)
Options outstanding at September 30, 2009	450	$288,825

5.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2009 there were 200,000,000 shares of capital stock with a par value of $.001 authorized. The total par value and paid in capital totaled $82,433,749.  Transactions in capital stock were as follows:

Class N	Six Months Ended 9/30/2009	Year Ended 3/31/2009
Shares sold	3,524,962	10,748,715
Shares issued in reinvestment of distributions	0	294,788
Shares redeemed	(2,631,409)	(4,393,516)
Net increase (decrease) in shares	893,553	6,649,987

Class N	Six Months Ended 9/30/2009	Year Ended 3/31/2009
Proceeds from sales of shares	$36,196,245	$110,650,210
Shares issued in reinvestment of distributions	0	2,806,381
Cost of shares redeemed	(27,418,003)	(42,437,352)
Net increase (decrease) in capital share transactions	$8,778,242	$71,019,239

Class I	Six Months Ended 9/30/2009
Shares sold	56,973
Shares issued in reinvestment of distributions	0
Shares redeemed	0
Net increase (decrease) in shares	56,973

Class I	Six Months Ended 9/30/2009
Proceeds from sales of shares	$627,767
Shares issued in reinvestment of distributions	0
Cost of shares redeemed	0
Net increase (decrease) in capital share transactions	$627,767

6.) TAX MATTERS

For federal income tax purposes the cost of investments owned at September 30, 2009 was $79,216,100, including short-term investments.

At September 30, 2009 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Appreciation	Depreciation	Net Appreciation
$10,256,136	$(2,895,371)	$7,360,765

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation on investments	$7,360,765
Undistributed net investment income	$944,186
Accumulated realized losses	$(3,583,505)

No distributions were paid during the six months ended September 30, 2009.

On December 12, 2008 distributions of $.036 and $.6726 per share were paid to Class N shareholders, aggregating $2,977,816 were paid to shareholders of record on the same date, from net investment income and realized capital gains.

7.) CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2009, Charles Schwab & Co., for the benefit of its customers, owned approximately 48.42% of the Fund.

THE FORESTER VALUE FUND

PRIVACY POLICY

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	4/1/2009	9/30/2009	4/1/2009 through 9/30/ 2009
Actual	$1,000.00	$1,234.84	$7.23
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.53
* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one- half year period).
Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	6/5/2009	9/30/2009	6/5/2009 through 9/30/ 2009
Actual	$1,000.00	$1,088.26	$3.34
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,012.96	$3.22
* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 118/365 (to reflect the one-half year period).
The following table shows what returns and expenses would have been had for Class I for the entire six month period.
Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	4/1/2009	9/30/2009	4/1/2009 through 9/30/2009
Actual	$1,000.00	$1,237.05	$5.55
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.10	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 49	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004. Prior to that, he was a Sales Executive at WW Grainger for more than 5 years
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director was paid a fee of $100 for the year ended March 31, 2009.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement - At a board meeting held on January 10, 2009 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 27, 2009